SUPPLEMENTAL CASH FLOW INFORMATION AND NON-CASH INVESTING AND FINANCING ACTIVITIES	12 Months Ended
Dec. 31, 2011
SUPPLEMENTAL CASH FLOW INFORMATION AND NON-CASH INVESTING AND FINANCING ACTIVITIES [Text Block]
10.	SUPPLEMENTAL CASH FLOW INFORMATION AND NON-CASH INVESTING AND FINANCING ACTIVITIES

	Year ended	Year ended	Year ended
	December 31, 2011	December 31, 2010	December 31, 2009
Cash paid during the year for:	$	$	$
Interest	-	1,877	-
Income taxes	-	-	-

During the year ended December 31, 2011, the Company:

a)	issued 100,000 shares with a fair value of $15,000 under the option agreement to acquire an interest in the Pires Gold Project (Note 4).

During the year ended December 31, 2010, the Company:

b)

issued 150,000 shares with a fair value of $62,260 under the option agreement to acquire an interest in the Pires Gold Project (Note 4) which was recorded as obligation to issue shares as at December 31, 2009.

During the year ended December 31, 2009, the Company:

c)	issued 150,000 shares a) above, with a fair value of $62,260 under the option agreement to acquire an interest in the Pires Gold Project; and
d)	issued 100,000 stock options, with a fair value of $15,088, in consideration for a loan payable; and
e)	issued 620,000 stock options, with a fair value of $213,422.